DWS Tax-Exempt Portfolio Expense Example - Tax Free Investment Class [Member] - DWS Tax-Exempt Portfolio - Tax-Free Investment Class	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	$ 960